Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Exposure to foreign currency risk
Financial assets	$ 31,680	$ 32,883
Financial liabilities	(27,784)	(32,744)
Lease liabilities
Exposure to foreign currency risk
Financial liabilities	(2,135)	(2,441)
Trade and other payables
Exposure to foreign currency risk
Financial liabilities	(25,649)	(30,303)
Currency risk | Euro
Exposure to foreign currency risk
Financial assets	29,834	22,663
Financial liabilities	(9,397)	(7,559)
Net exposure	20,437	15,104
Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	93	89
Net exposure	93	89
Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	294	198
Financial liabilities	(1,588)	(1,129)
Net exposure	(1,294)	(931)
Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	479	300
Financial liabilities	(198)	(82)
Net exposure	281	218
Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
Financial assets	9	11
Financial liabilities	(8)
Net exposure	1	11
Currency risk | Lease liabilities | Euro
Exposure to foreign currency risk
Financial liabilities	(1,927)	(2,234)
Currency risk | Lease liabilities | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(207)	(207)
Currency risk | Trade and other payables | Euro
Exposure to foreign currency risk
Financial liabilities	(7,470)	(5,325)
Currency risk | Trade and other payables | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(1,381)	(922)
Currency risk | Trade and other payables | Kazakhstani Tenge
Exposure to foreign currency risk
Financial liabilities	(198)	(82)
Currency risk | Trade and other payables | United Arab Emirates dirham
Exposure to foreign currency risk
Financial liabilities	(8)
Loans receivable | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	911	129
Loans receivable | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets		1
Loans receivable | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	4	16
Trade and other receivables | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	11,417	10,001
Trade and other receivables | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	14	142
Trade and other receivables | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	8	15
Cash | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	17,506	12,533
Cash | Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	93	89
Cash | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	280	55
Cash | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	467	269
Cash | Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
Financial assets	$ 9	$ 11